Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Right-of-use assets and lease liabilities

17.Right-of-use assets and lease liabilities

This note explains the impact of the adoption of IFRS 16 Leases on the Group’s consolidated financial statements and discloses the new accounting policies that have been applied from January 1, 2019.

The Group has adopted IFRS 16 retrospectively from January 1, 2019 but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019.

The Group's leasing activities and how these are accounted for:

The Group leases various offices, retail stores and cars. Lease contracts are typically made for fixed periods of 3 to 8 years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Until financial year 2018, leases of property, plant and equipment were classified as either finance or operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.

From January 1, 2019, leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the capital borrowed and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

- fixed payments (including in-substance fixed payments), less any lease incentives receivable;

- variable lease payments that are based on an index or a rate;

- amounts expected to be payable by the lessee under residual value guarantees;

- the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

- payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Where it can be determined lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost comprising the following:

- the initial measurement of the lease liability; - any lease payments made at or before the commencement date less any lease incentives received;

- any initial direct costs; and

- restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture.

Adjustments recognized on adoption of IFRS 16

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 3.8% on average.

For leases previously classified as finance leases the Group recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date. See below details (in thousands):

2019
Operating lease commitments disclosed as at December 31, 2018	$103,034
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	78,937
Less short-term leases recognized on a straight-line basis as expense	(1,552)
Less Lease committed to at December 31, 2018 but not commenced at January 1, 2019	(8,074)

Lease liability recognized as at January 1, 2019	69,311
Of which:
Current lease liabilities	12,655
Non-current lease liabilities	56,656
Lease liability recognized as at January 1, 2019	$69,311

The associated right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized on the balance sheet as at December 31, 2018. The Group have used the practical expedient in IFRS 16 that allows a lessee to determine whether a right-of-use asset is impaired through performing an IAS 37 onerous lease assessment. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

The recognized right-of-use assets & liabilities relate to the following types as at the transition date and December 31, 2019 (in thousands):

	January 1, 2019	December 31, 2019
Properties	$67,272	$114,618
Vehicles	469	558
Total right-of-use assets	$67,741	$115,176

Properties	$68,842	$118,760
Vehicles	469	558
Total right-of-use liabilities	$69,311	$119,318

In the year ended December 31, 2019, a depreciation charge of $19,564,000 was recognized in relation to the right-of-use assets. In the year ended December 31, 2019, a finance cost of $3,472,000 was recognized in relation to right-of-use liabilities.

In year ended December 31, 2019, cash outflow relating to leases was $19,127,000. Additions to right of use assets in the year ended December 31, 2019 was $41,397,000.

During the year end December 31,2019, a charge of $9,449,000 was recognized in relation to short-term and low value leases.

In applying IFRS 16 for the first time, the Group has used the practical expedients permitted by the standard:

- the accounting for operating leases with a remaining lease term of less than 12 months as at January 1,2019 as short-term leases; and

- the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application.

The Group has also elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Group relied on its assessment made in applying IAS 17 Leases and IFRIC 4 Determining whether an Arrangement contains a Lease.